OIL AND NATURAL GAS SALES - Revenue by Country and by Product (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	$ 1,254,806	$ 1,292,736	$ 920,693
Crude oil
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	992,996	983,095
Natural gas
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	237,739	268,934
Natural gas liquids
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	21,513	37,577
Other
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	2,558	3,130
Canada
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	177,299	198,263	227,031
Canada | Crude oil
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	145,814	148,949
Canada | Natural gas
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	21,776	32,109
Canada | Natural gas liquids
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	7,158	14,075
Canada | Other
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	2,551	3,130
U.S.
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	1,077,507	1,094,473	$ 693,662
U.S. | Crude oil
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	847,182	834,146
U.S. | Natural gas
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	215,963	236,825
U.S. | Natural gas liquids
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	14,355	$ 23,502
U.S. | Other
Oil and natural gas revenue by country and by product
Oil and natural gas sales, net of royalties	$ 7